[LOGO OF LINCOLN FINANCIAL GROUP]










                                             Lincoln National Managed Fund, Inc.
                                                                   Annual Report
                                                               December 31, 2000

Lincoln National Managed Fund, Inc.

Index

      Commentary

      Statement of Net Assets

      Statement of Operations

      Statements of Changes in Net Assets

      Financial Highlights

      Notes to Financial Statements

      Report of Ernst & Young LLP, Independent Auditors

Lincoln National Managed Fund, Inc.

Managed by: [LOGO OF LINCOLN FINANCIAL GROUP]


The Fund had a return of -1.4% for the year ended December 31, 2000, versus -0.2% for its customized benchmark (55% S&P 500 Index, 40% Lehman Brothers Government/Credit Index and 5% Salomon Smith Barney 90 day T-Bill*).

U.S. financial markets witnessed two very different dynamics during 2000. During the first six months, the U.S economy continued to grow strongly and the outlook for corporate earnings appeared promising. The Federal Reserve remained concerned about the possibility of an accelerating inflation rate and responded by raising the target Federal Funds three times between January and May. The market dynamic began to reverse approximately from the start of the second quarter. We felt four major sources of uncertainty increasingly seemed to lower market optimism - prospects of a slowing U.S. economy, corporate earnings concerns, the continued high cost of energy and the weak Euro.

The equity portion of the Fund performed divergently during the year against its respective performance benchmarks. The Fund's performance attributable to the large-cap portion was -10.8% versus the S&P 500's return of -9.2%. The small-cap portion significantly outperformed the Russell 2000 Index* by returning 2.8%, compared to -3.0% for the Index. Good stock selection and moderately overweighting the Fund's exposure to the basic materials and energy sectors and moderately underweighting exposure to media contributed positively to small-cap relative performance. Moderately overweighting exposure to the finance, transportation and utilities sectors and moderately underweighting exposure to the basic materials sector helped large-cap performance.

The Lehman Brothers Government/Credit Index had a return of 11.9% for the year. The Fund's performance attributable to the fixed income portion lagged as the deteriorating corporate credit negatively impacted the overweight in corporate bonds during the first three quarters of 2000.

Looking forward, we expect the market uncertainty and volatility to continue - at least until the investors are convinced that the Federal Reserve's interest rate reductions are having a beneficial effect on the economy and the outlook for corporate earnings improves. On an individual security basis, the Fund will continue to overweight companies that the management team believes exhibit good earnings outlooks and strong business fundamentals.


J. Paul Dokas

[CHART APPEARS HERE]

This chart illustrates, hypothetically, that $10,000 was invested in the Managed Fund on 1/1/91. As the chart shows, by December 31, 2000, the value of the investment at net asset value, with any dividends and capital gains reinvested, would have grown to $29,182. For comparison, look at how the Indices did over the same period. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index.

Average annual return                                           Ended
on investments                                                  12/31/00
------------------------------------------------------------------------
One Year                                                        - 1.39%
Five Years                                                      +10.33%
Ten Years                                                       +11.30%

 * Standard & Poor's 500 Index - Broad based measurement of changes in stock market conditions based on average performance of 500 widely held common stocks. Lehman Brothers Gov't/Credit Index - Measures performance of diversified, investment grade, bond issues. Salomon Smith Barney 90 Day T-Bill Index - Measures the return on short-term securities. An investor cannot invest directly in the above index/indexes, which is/are unmanaged.

                                 Managed Fund 1

Lincoln National Managed Fund, Inc.

Statement of Net Assets
December 31, 2000

Investments:
                                                                 Par                 Market
Long-Term Debt Investments:                                      Amount              Value
-------------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations: 17.7%
-------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation
  6.75% 2/1/02                                                   $5,400,000          $5,458,455
  7.00% 7/15/05                                                   5,700,000           5,987,810
  7.30% 12/1/12                                                   2,866,646           2,916,812
Federal National Mortgage Association
  7.125% 6/15/10                                                  7,800,000           8,460,980
  7.50% 5/25/20                                                   1,581,565           1,587,116
Federal National Mortgage Association Principal Strip
  5.97% 7/24/06                                                  11,500,000           8,327,495
U.S. Treasury Bonds
  6.125% 8/15/29                                                 29,033,000          31,627,853
U.S. Treasury Notes
  5.25% 8/15/03                                                   5,690,000           5,706,103
  5.75% 10/31/02                                                 11,375,000          11,480,674
  5.75% 11/15/05                                                  7,505,000           7,751,784
  5.75% 8/15/10                                                   3,080,000           3,228,725
  6.625% 6/30/01                                                  6,000,000           6,104,760
  6.625% 5/15/07                                                 13,600,000          14,673,557
  7.25% 5/15/16                                                   7,800,000           9,185,007
  10.75% 8/15/05                                                 10,000,000          12,269,540
-------------------------------------------------------------------------------------------------
                                                                                    134,766,671
Asset-Backed Securities: 0.4%
-------------------------------------------------------------------------------------------------
Ford Motor Auto Owner Trust
  6.62% 7/15/04                                                   1,500,000           1,525,584
Peoplefirst.com Auto Receivables Owner Trust 2000-2 A4
  6.43% 9/15/07                                                   1,500,000           1,511,484
-------------------------------------------------------------------------------------------------
                                                                                      3,037,068
Collaterized Mortgage Obligations: 2.6%
-------------------------------------------------------------------------------------------------
Comm Series 2000-C1 A1
  7.206% 9/15/08                                                  2,968,671           3,088,983
First Union National Bank  Commercial Mortgage 1999-C4 A2
  7.39% 11/15/09                                                  4,025,000           4,266,587
Federal National Mortgage Association  Pool 535063
  6.50% 12/1/14                                                   2,999,701           3,004,388
Federal National Mortgage Association  Series 1996-23
  6.50% 9/25/21                                                   2,617,358           2,620,447
Federal Home Loan Mortgage  Corporation 1799 A
  6.1907% 10/15/06                                                1,470,468           1,451,628
Norwest Asset Securities Corp Series 99-5
  6.25% 3/25/14                                                   4,144,951           4,125,522
Vandebilt MTG Series 99-A Class 1A2 144A
  5.965% 3/7/12                                                   1,300,000           1,295,637
-------------------------------------------------------------------------------------------------
                                                                                     19,853,192
Foreign Bonds: 1.1%
-------------------------------------------------------------------------------------------------
Brazil-C Bond
  8.00% 4/15/14                                                   1,847,115           1,418,215
Brazil Federal Republic
  11.00% 8/17/40                                                  3,160,000           2,580,140
Mexican United States
  9.875% 2/1/10                                                   3,000,000           3,226,500
National Government Bulgaria
  7.75% 7/28/11                                                   2,000,000           1,504,918
-------------------------------------------------------------------------------------------------
                                                                                      8,729,773
Banking, Finance & Insurance: 3.9%
-------------------------------------------------------------------------------------------------
Ahmanson, H. F.
  8.25% 10/1/02                                                   2,000,000           2,054,988
Barnett Bank
  6.90% 9/1/05                                                    1,500,000           1,537,296
Beaver Valley Funding
  9.00% 6/1/17                                                      350,000             378,000

                                                                 Par                Market
Banking, Finance & Insurance (Cont.)                             Amount             Value
-------------------------------------------------------------------------------------------------
Citigroup
  6.75% 12/1/05                                                  $1,750,000         $ 1,790,201
  7.25% 10/1/10                                                   2,000,000           2,064,332
First Union
  8.00% 8/15/09                                                   2,000,000           2,022,786
ING Capital Funding III
  8.439% 12/31/49                                                 1,500,000           1,529,111
Lehman Brothers
  11.625% 5/15/05                                                   750,000             882,062
Mercantile Bancorp
  7.30% 6/15/07                                                   1,325,000           1,355,500
Morgan Stanley Group
  6.875% 3/1/07                                                   2,250,000           2,268,925
National Westminister Bank
  9.45% 5/1/01                                                      500,000             504,990
Osprey Trust
  7.797% 1/15/03                                                  2,075,000           2,100,572
PNC Funding
  6.875% 7/15/07                                                  1,663,000           1,667,206
PSE&G Capital 144A
  6.25% 5/15/03                                                   2,500,000           2,484,763
Simon DeBartolo Group
  7.125% 6/24/05                                                    600,000             599,247
UBS Preferred Funding Trust I
  8.622% 12/29/49                                                 3,600,000           3,785,821
Union Bank Switzerland
  7.25% 7/15/06                                                   2,250,000           2,317,736
-------------------------------------------------------------------------------------------------
                                                                                     29,343,536
Cable, Media & Publishing: 0.8%
-------------------------------------------------------------------------------------------------
Charter Communications
  8.625% 4/1/09                                                     350,000             319,375
Frontiervision Holdings
  11.875% 9/15/07 (1)                                               350,000             302,750
Insight Midwest 144A
  10.50% 11/1/10                                                    500,000             521,250
News America Holdings
  8.45% 8/1/34                                                    1,500,000           1,601,762
Time Warner
  9.15% 2/1/23                                                    1,430,000           1,676,815
Viacom
  7.70% 7/30/10                                                   1,750,000           1,841,730
-------------------------------------------------------------------------------------------------
                                                                                      6,263,682
Chemicals: 0.0%
-------------------------------------------------------------------------------------------------
Polymer Group
  9.00% 7/1/07                                                      350,000             232,750
-------------------------------------------------------------------------------------------------

Computers & Technology: 0.2%
-------------------------------------------------------------------------------------------------
Seagate Technologies
  12.50% 11/15/07                                                 1,400,000           1,330,000
-------------------------------------------------------------------------------------------------

Consumer Products: 0.4%
-------------------------------------------------------------------------------------------------
Westvaco
  8.30% 8/1/22                                                    2,500,000           2,702,553
-------------------------------------------------------------------------------------------------

Electronics & Electrical Equipment: 0.3%
-------------------------------------------------------------------------------------------------
Arrow Electronics 144A
  8.20% 10/1/03                                                   2,050,000           2,052,136
Kansas Gas & Electric
  7.60% 12/15/03                                                    350,000             346,221
-------------------------------------------------------------------------------------------------
                                                                                      2,398,357
Energy: 0.8%
-------------------------------------------------------------------------------------------------
Enron
  9.50% 6/15/01                                                   1,000,000           1,010,637
Petro-Canada
  8.60% 10/15/01                                                  1,500,000           1,525,338
Petroleos Mexicanos
  9.50% 9/15/27                                                   2,600,000           2,593,500
PSEG Energy Holdings
  9.125% 2/10/04                                                  1,000,000           1,026,323
-------------------------------------------------------------------------------------------------
                                                                                      6,155,798

                                 Managed Fund 2

                                                                 Par                Market
Environmental Services: 0.1%                                     Amount             Value
-------------------------------------------------------------------------------------------------
Waste Management
  6.625% 7/15/02                                                 $1,000,000         $   980,729
-------------------------------------------------------------------------------------------------

Food, Beverage & Tobacco: 0.1%
-------------------------------------------------------------------------------------------------
Nabisco
  7.55% 6/15/15                                                     750,000             708,534
-------------------------------------------------------------------------------------------------

Healthcare & Pharmaceuticals: 0.4%
-------------------------------------------------------------------------------------------------
Allegiance
  7.30% 10/15/06                                                  1,000,000           1,025,975
Columbia HCA
  8.85% 1/1/07                                                      350,000             367,166
Tenet Healthcare
  8.00% 1/15/05                                                     350,000             356,125
United Healthcare
  7.50% 11/15/05                                                  1,250,000           1,294,494
-------------------------------------------------------------------------------------------------
                                                                                      3,043,760
Leisure, Lodging & Entertainment: 0.3%
-------------------------------------------------------------------------------------------------
Mirage Resorts
  6.625% 2/1/05                                                   2,500,000           2,432,170
-------------------------------------------------------------------------------------------------

Metals & Mining: 1.5%
-------------------------------------------------------------------------------------------------
Cyprus Amax Minerals
  7.375% 5/15/07                                                  2,500,000           2,460,595
Inco
  9.60% 6/15/22                                                   1,000,000             994,898
Newmont Gold
  8.91% 1/5/09                                                      606,864             649,952
Placer Dome
  7.37% 6/3/26                                                    1,000,000             985,055
Placer Dome-Series A
  7.31% 1/26/21                                                   1,000,000             868,253
USX
  6.65% 2/1/06                                                    2,500,000           2,502,103
  6.85% 3/1/08                                                    1,800,000           1,741,680
  9.125% 1/15/13                                                    800,000             897,310
-------------------------------------------------------------------------------------------------
                                                                                     11,099,846
Miscellaneous: 0.5%
-------------------------------------------------------------------------------------------------
Lilly (Eli)
  8.375% 2/7/05                                                   2,250,000           2,426,067
Occidental Petroleum
  9.25% 8/1/19                                                    1,300,000           1,493,982
-------------------------------------------------------------------------------------------------
                                                                                      3,920,049
Paper & Forest Products: 0.3%
-------------------------------------------------------------------------------------------------
Buckeye Cellulose
  8.50% 12/15/05                                                    175,000             166,469
Champion International
  7.625% 9/1/23                                                   1,875,000           1,735,429
Georgia-Pacific
  7.75% 11/15/29                                                    650,000             518,594
-------------------------------------------------------------------------------------------------
                                                                                      2,420,492
Retail: 0.8%
-------------------------------------------------------------------------------------------------
Federated Department Stores
  6.79% 7/15/27                                                   2,350,000           2,297,858
Lowe's
  7.50% 12/15/05                                                  2,900,000           2,961,294
Saks
  7.00% 7/15/04                                                     250,000             181,250
  7.25% 12/1/04                                                     800,000             580,000
-------------------------------------------------------------------------------------------------
                                                                                      6,020,402
Telecommunications: 3.8%
-------------------------------------------------------------------------------------------------
360NETWORKS
  13.00% 5/1/08                                                     725,000             583,625
British Telecom
  8.625% 12/15/30                                                 7,700,000           7,730,538
Cox Communications
  6.8753% 6/15/05                                                   455,000             457,008
Global Crossing
  9.125% 11/15/06                                                   350,000             336,875

                                                                 Par                Market
Telecommunications (Cont.)                                       Amount             Value
-------------------------------------------------------------------------------------------------
Koninklijke KPN NV 144A
  8.00% 10/1/10                                                  $1,500,000         $ 1,405,448
Mcleodusa
  12.00% 4/15/08                                                    350,000             355,250
Nextlink Communications
  10.75% 6/1/09                                                     250,000             206,250
Pacificorp
  9.15% 8/9/11                                                    1,500,000           1,725,614
Panamasat
  6.00% 1/15/03                                                   1,750,000           1,693,456
Southwestern Bell Capital
  7.13% 6/1/05                                                    2,000,000           2,056,792
Telefonica Europe
  7.75% 9/15/10                                                   1,525,000           1,546,400
  8.25% 9/15/30                                                   1,500,000           1,519,751
U.S. Cellular
  7.25% 8/15/07                                                   1,500,000           1,520,898
Williams Communications Group
  10.875% 10/1/09                                                   350,000             262,500
Worldcom
  6.25% 8/15/03                                                   3,000,000           2,931,501
  6.40% 8/15/05                                                   4,410,000           4,248,819
-------------------------------------------------------------------------------------------------
                                                                                     28,580,725
Transportation & Shipping: 1.0%
-------------------------------------------------------------------------------------------------
American Airlines
  10.18% 1/2/13                                                   1,500,000           1,619,385
Burlington Northern Railroad
  6.94% 1/2/14                                                      437,708             429,597
Chicago & Northwestern Transportation
  6.25% 7/30/12                                                   1,225,427           1,192,488
Federal Express
  7.96% 3/28/17                                                   1,129,243           1,134,358
General American Transportation
  7.50% 2/28/15                                                   1,331,877           1,366,812
United Airlines
  9.35% 4/7/16                                                    1,500,000           1,481,175
-------------------------------------------------------------------------------------------------
                                                                                      7,223,815
Utilities: 2.1%
-------------------------------------------------------------------------------------------------
Bellsouth Capital Funding
  7.875% 2/15/30                                                    490,000             504,127
Colonial Gas-Series A
  6.81% 5/19/27                                                   1,500,000           1,506,042
Esi Tractebel
  7.99% 12/30/11                                                    350,000             329,875
Great Lakes Power
  9.00% 8/1/04                                                    1,500,000           1,565,427
MidAmerican Energy
  6.50% 12/15/01                                                  1,250,000           1,251,524
Noble Affiliates
  7.25% 10/15/23                                                    600,000             547,366
Old Dominion Electric
  7.48% 12/1/13                                                   1,500,000           1,541,886
PSI Energy
  8.85% 1/15/22                                                     495,000             530,388
Scana
  7.44% 10/19/04                                                    500,000             515,606
South Carolina Electric
  9.00% 7/15/06                                                   2,500,000           2,758,045
Texas Gas Transmissions
  8.625% 4/1/04                                                   2,000,000           2,145,412
Texas Utilities
  7.375% 8/1/01                                                   1,500,000           1,506,248
Washington Water Public
  8.01% 12/17/01                                                  1,000,000           1,013,388
-------------------------------------------------------------------------------------------------
                                                                                     15,715,334
Total Long-Term Debt Investments: 39.1%
(Cost $292,740,559)                                                                 296,959,236
-------------------------------------------------------------------------------------------------

                                 Managed Fund 3

                                                                  Number            Market
Common Stock:                                                     of Shares         Value
-------------------------------------------------------------------------------------------------
Aerospace & Defense: 1.4%
-------------------------------------------------------------------------------------------------
Boeing                                                               35,000         $ 2,310,000
GenCorp                                                              27,000             259,874
General Dynamics                                                     27,000           2,106,000
Honeywell International                                              32,800           1,551,850
Kellstrom Industries*                                                25,000              73,437
Lockheed Martin                                                      29,500           1,001,524
Northrop                                                             16,600           1,377,800
Sequa Class A*                                                        5,300             192,787
Titan*                                                                5,400              87,750
United Technologies                                                  16,200           1,273,724
-------------------------------------------------------------------------------------------------
                                                                                     10,234,746
Automobiles & Automotive Parts: 0.4%
-------------------------------------------------------------------------------------------------
CSX Auto*                                                            25,700              99,587
Ford Motor                                                           57,245           1,341,680
General Motors                                                       25,300           1,288,718
Polaris Industries                                                    6,300             250,424
Smith (A.O.)                                                         14,500             247,405
-------------------------------------------------------------------------------------------------
                                                                                      3,227,814
Banking & Finance: 7.3%
-------------------------------------------------------------------------------------------------
Affiliated Managers Group*                                            3,900             214,012
American Express                                                     54,400           2,988,600
Americredit*                                                         15,700             427,824
Associated Banc-Corp                                                 31,600             959,850
Associated First Capital*                                            42,100                 631
Bank of America                                                      62,700           2,876,362
Bank One                                                             65,600           2,402,600
BSB Bancorp                                                          14,700             193,626
Capitol Federal Financial                                            12,100             202,674
Capitol One Financial                                                17,800           1,171,462
Chase Manhattan                                                       9,100             413,480
Citigroup                                                           185,833           9,489,097
Citizens Bank                                                        15,000             435,937
Comerica                                                             15,500             920,312
Countrywide Credit                                                   23,600           1,185,900
Dime Bancorp                                                         44,900           1,327,355
Dime Community Bancshares                                             8,100             204,524
Fannie Mae                                                           34,700           3,010,224
Flagstar Bancorp                                                     10,200             255,000
Fleet Boston Financial                                               47,000           1,765,437
Freddie Mac                                                          29,300           2,018,037
GBC Bancorp                                                           5,100             195,712
Goldman Sachs Group                                                  12,400           1,326,024
Harbor Florida Bancshares                                            24,100             359,993
Household International                                              30,500           1,677,500
Hudson United Bancorp                                                14,190             297,102
Investment Technology                                                 4,300             179,524
Jefferies Group                                                       5,600             175,000
Lehman Brothers Holdings                                             16,000           1,082,000
Merrill Lynch                                                        12,100             825,068
Metris                                                                5,100             134,193
Morgan (J.P.)                                                        26,200           4,336,100
Morgan Stanley Dean Witter                                           37,100           2,940,174
New York Community Bancorp                                            6,400             235,200
PNC Financial Group                                                   7,900             577,193
Provident Bankshares                                                 11,630             242,775
Raymond James Financial                                               8,600             299,924
Roslyn Bancorp                                                       15,975             436,316
Santander Bancorp                                                    17,400             334,950
Silicon Valley Bancshares*                                            6,700             231,568
Southwest Securities Group                                            3,560              92,114
Stillwell Financial                                                  18,000             709,874
Suntrust Banks                                                       12,700             800,100
Susquehanna Bancshares                                                8,400             138,600
U.S. Bancorp                                                         29,800             869,787
Washington Mutual                                                    39,400           2,090,662
Wells Fargo                                                          45,600           2,539,350
-------------------------------------------------------------------------------------------------
                                                                                     55,589,747
Buildings & Materials: 0.4%
-------------------------------------------------------------------------------------------------
D.R. Horton                                                          16,786             410,207
Genlyte Group*                                                        6,500             154,374
Louisiana-Pacific                                                    19,800             200,474
Masco                                                                43,900           1,127,680
-------------------------------------------------------------------------------------------------

                                                                  Number            Market
Buildings & Materials (Cont.)                                     of Shares         Value
-------------------------------------------------------------------------------------------------
M.D.C. Holdings                                                       5,900         $   194,404
National R.V. Holdings*                                              11,400             131,812
Nortek*                                                              10,900             258,193
Pulte                                                                 7,900             333,280
Standard Pacific                                                     14,600             341,275
-------------------------------------------------------------------------------------------------
                                                                                      3,151,699
Cable, Media & Publishing: 1.5%
-------------------------------------------------------------------------------------------------
ACTV*                                                                 7,400              31,450
Adelphia Communications Class A*                                     24,300           1,254,488
AT&T - Liberty Media Class A*                                        81,500           1,105,344
Clear Channel Communications*                                        25,380           1,229,344
Comcast Special Class A*                                             22,900             956,075
Echostar Communications Class A*                                     11,500             261,625
Grey Global Group                                                       400             260,000
Hollinger International                                              18,500             293,688
Macrovision*                                                          1,200              88,819
Metro-Goldwyn-Mayer*                                                 26,900             438,806
Pegasus Communications*                                               3,800              97,850
Scholistic*                                                           4,700             416,538
Time Warner                                                          52,300           2,732,152
TiVo*                                                                10,200              54,825
Viacom Class B*                                                      47,300           2,211,275
Zomax*                                                               19,600              89,425
-------------------------------------------------------------------------------------------------
                                                                                     11,521,704
Chemicals: 0.9%
-------------------------------------------------------------------------------------------------
Cambrex                                                               6,300             285,075
Cytec Industries*                                                     5,200             207,675
Dow Chemical                                                         51,100           1,871,538
DuPont (E.I.) de Nemours                                             46,000           2,222,375
Lubrizol                                                              8,900             229,175
Millenium Chemicals                                                  11,800             213,875
Olin                                                                 10,400             230,100
Omnova Solutions                                                     29,900             179,400
Pioneer Natural Resources                                            14,400             283,500
Praxair                                                              16,800             745,500
Quaker Chemical                                                      13,800             259,613
-------------------------------------------------------------------------------------------------
                                                                                      6,727,826
Computers & Technology: 7.2%
-------------------------------------------------------------------------------------------------
Adobe Systems                                                         7,200             418,950
Advanced Digital Information*                                         8,400             193,200
America Online*                                                      88,500           3,079,800
Applera Corporation - Celera Genomics*                                2,200              79,063
Ariba*                                                               13,100             704,125
Aspen Technology*                                                     5,000             166,250
Avant*                                                               10,600             194,113
Avaya*                                                                8,816              90,915
Avtoration*                                                          13,100              65,091
Barra*                                                                6,300             296,888
BEA Systems*                                                         11,800             794,288
Bell & Howell*                                                       10,300             169,950
Black Box*                                                            2,100             101,456
Brocade Communications Systems*                                      11,000           1,009,938
Caci International*                                                   7,700             177,220
Cisco Systems*                                                      227,100           8,686,575
Commerce One*                                                        12,800             324,000
Compaq Computer                                                      56,500             850,325
Dallas Semiconductor                                                  3,200              82,000
Dell Computer*                                                       94,900           1,654,819
EMC*                                                                 54,400           3,617,600
Emulex*                                                               2,400             191,850
FactSet Research Systems                                              7,600             281,732
Fair Isaac                                                            3,600             183,600
First Data                                                           35,700           1,880,944
Gateway*                                                             16,600             298,634
Henry(Jack) & Associates                                              2,900             180,163
Hewlett-Packard                                                      52,600           1,660,188
HNC Software*                                                         3,600             106,875
i2 Technologies*                                                      5,200             282,750
Imation*                                                              8,300             128,650
Infocure*                                                            18,800              70,500
InFocus*                                                              4,800              70,800
International Business Machines                                      54,400           4,624,000
Internet Security Systems*                                            1,400             109,813
Interwoven*                                                           2,700             178,031

                                 Managed Fund 4

                                                                  Number           Market
Computers & Technology (Cont.)                                    of Shares        Value
-------------------------------------------------------------------------------------------------
Juniper Networks*                                                     8,100        $  1,021,106
Kopin*                                                                3,600              39,825
Maxtor*                                                              17,600              98,450
Micron Technology                                                    23,700             841,350
Micromuse*                                                            2,400             144,863
Microsoft*                                                          139,300           6,059,550
Midway Games*                                                        14,900             105,790
Net2Phone*                                                            8,800              64,900
NetIQ*                                                                1,100              96,113
Network Appliance*                                                   11,000             706,578
Oracle*                                                             150,800           4,382,625
Palm*                                                                22,007             623,073
Phoenix Technologies*                                                 7,700             103,830
Progress Software*                                                    7,800             112,613
Redback Networks*                                                     9,700             397,700
Remedy*                                                               3,600              59,625
Retek*                                                                4,474             109,054
RSA Security*                                                         2,900             153,338
Siebel Systems*                                                      18,400           1,246,600
Sun Microsystems*                                                    95,000           2,648,125
Sunquest Information Systems*                                        12,900             115,294
Sybase*                                                               5,600             110,950
THQ*                                                                  9,400             229,125
VeriSign*                                                             7,285             540,456
Veritas Software*                                                    17,796           1,557,150
Western Digital*                                                     23,000              56,063
Wind River Systems*                                                   2,500              85,313
Yahoo*                                                                9,700             292,667
-------------------------------------------------------------------------------------------------
                                                                                     55,007,222
Consumer Products: 1.6%
-------------------------------------------------------------------------------------------------
Avon Products                                                        18,100             866,538
Brady                                                                 8,000             270,500
Church & Dwight                                                       7,900             175,775
Clorox                                                               24,100             855,550
Gillete                                                              58,200           2,102,475
Kimberly-Clark                                                       14,900           1,053,281
Minnesota Mining & Manufacturing                                     17,100           2,060,550
Pennzoil-Quaker State                                                13,800             177,675
Procter & Gamble                                                     54,200           4,251,313
Tupperware                                                           13,700             279,994
-------------------------------------------------------------------------------------------------
                                                                                     12,093,651
Electronics & Electrical Equipment: 5.7%
-------------------------------------------------------------------------------------------------
Advanced Micro Devices*                                              30,400             419,900
Altera*                                                              19,900             523,619
Ametek                                                                6,900             178,969
Amkor Technologies*                                                   4,600              71,372
Amphenol Class A*                                                     2,900             113,644
Anadigics*                                                            2,400              39,300
Analog Devices*                                                      24,500           1,254,094
Applied Materials*                                                   38,200           1,458,763
Atmel*                                                               23,600             274,350
Broadcom Class A*                                                     6,700             566,150
C-Cube Microsystems*                                                  5,500              67,719
Coherent*                                                             1,900              61,750
Corning                                                              31,500           1,663,594
Cree*                                                                 2,400              85,275
CTS                                                                   5,300             193,119
Electro Scientific Industries*                                        5,100             142,800
Fisher Scientific International                                       3,300             121,688
General Electric                                                    335,300          16,073,444
General Motors Class H*                                              56,800           1,306,400
Intel                                                               230,000           6,957,500
International Rectifier*                                              2,400              72,000
JDS Uniphase*                                                        20,800             867,100
Kemet*                                                                6,000              90,750
Kulicke & Soffa Industries*                                           8,600              96,750
Lam Research*                                                         4,400              63,800
LTX*                                                                  6,800              88,081
Motorola                                                             66,400           1,344,600
National Semiconductor*                                              11,600             233,450
PMC - Sierra*                                                         8,000             629,000
Qlogic*                                                               2,215             170,555
Rogers*                                                               5,000             205,313
Sawtek*                                                               2,500             115,469
Sensormatic Electronics*                                             12,000             240,750
Silicon Valley Group*                                                 5,300             152,375

                                                                  Number            Market
Electronics & Electrical Equipment (Cont.)                        of Shares         Value
-------------------------------------------------------------------------------------------------
Technitrol*                                                           4,000         $   164,500
Tektronix*                                                            5,400             181,913
Texas Instruments                                                    84,100           3,984,238
Trimble Navigation Limited*                                           3,900              93,600
TriQuint Semiconductor*                                              23,000           1,004,812
Tyco International                                                   12,500             693,750
Varian*                                                               6,000             203,250
Varian Semiconductor Equipment*                                       4,100              97,375
Vishay Intertechnology*                                              14,250             215,531
Vitesse Semiconductor*                                                7,400             409,313
-------------------------------------------------------------------------------------------------
                                                                                     42,991,725
Energy: 4.0%
-------------------------------------------------------------------------------------------------
Anadarko Petroleum                                                    8,900             632,612
Apache                                                               27,800           1,947,738
Chevron                                                              15,000           1,266,563
Coastal                                                              16,700           1,474,819
Dynegy                                                               32,000           1,794,000
Enron                                                                20,700           1,720,688
Exxon-Mobil                                                          98,100           8,528,569
Gulf Island Fabrication*                                             12,300             223,706
Halliburton                                                          41,200           1,493,500
Helmerich & Payne                                                     7,900             346,613
Houston Exploration*                                                  7,900             301,188
HS Resources*                                                         6,900             292,388
Noble Drilling*                                                      33,200           1,442,125
Occidental Petroleum                                                 34,700             841,475
Phillips Petroleum                                                   12,800             728,000
Pogo Producing                                                       10,300             320,588
Southern Energy*                                                     30,500             863,531
Stone Energy*                                                         4,100             264,655
Sunoco                                                               18,000             606,375
Texaco                                                               42,600           2,646,525
Unocal                                                               16,800             649,950
Vintage Petroleum                                                     9,500             204,250
Western Gas Resources                                                 5,600             188,650
Williams                                                             39,500           1,577,531
-------------------------------------------------------------------------------------------------
                                                                                     30,356,039
Environmental Services: 0.1%
-------------------------------------------------------------------------------------------------
Applera Corporation-Applied Biosystems Group                          8,200             771,313
-------------------------------------------------------------------------------------------------

Food, Beverage & Tobacco: 2.8%
-------------------------------------------------------------------------------------------------
Anheuser Busch                                                       45,200           2,056,600
Campbell Soup                                                        17,600             609,400
Coca Cola                                                            75,600           4,606,875
ConAgra                                                              59,100           1,536,600
Constellation Brands*                                                 3,200             188,000
Dean Foods                                                            4,500             138,094
Fleming Companies                                                     7,500              88,594
Heinz (H.J.)                                                         29,200           1,385,175
McDonald's                                                           40,600           1,380,400
Michael Foods                                                        10,600             319,325
PepsiCo                                                              35,000           1,734,688
Philip Morris                                                        82,800           3,643,200
Quaker Oats                                                          16,100           1,567,738
Ralcorp Holdings*                                                    12,200             199,775
Ralston-Purina Group                                                 27,500             718,438
Ryan's Family Steakhouses*                                           28,900             272,744
Sara Lee                                                             41,000           1,007,063
-------------------------------------------------------------------------------------------------
                                                                                     21,452,709
Healthcare & Pharmaceuticals: 8.2%
-------------------------------------------------------------------------------------------------
Abbott Laboratories                                                  49,000           2,373,438
Abgenix*                                                             10,500             620,156
Aetna*                                                               13,300             546,131
Affymetrix*                                                           2,400             178,650
Albany Molecular Research*                                            4,100             252,663
Alkermes*                                                             2,300              72,163
Alpharma Class A                                                      5,100             223,763
American Home Products                                               35,900           2,281,445
Ameripath*                                                           17,500             437,500
AmeriSource Health Class A*                                           2,700             136,350
Amgen*                                                               42,800           2,736,525
Apria Healthcare Group*                                              10,600             315,350
Aviron*                                                               2,500             167,031
Barr Laboratories*                                                    2,100             153,169

                                 Managed Fund 5

                                                                  Number            Market
Healthcare & Pharmaceuticals (Cont.)                              of Shares         Value
-------------------------------------------------------------------------------------------------
Baxter International Contigent Value Rights*                         82,600         $     4,626
Bergen Brunswig Class A                                               7,500             118,725
Boston Scientific*                                                   22,800             312,075
Bristol-Myers Squibb                                                 81,500           6,025,906
Cardinal Health                                                      17,900           1,783,288
Celgene*                                                              2,200              71,500
COR Therapeutics*                                                     2,700              95,006
Corixa*                                                               3,000              83,625
Enzo Biochem*                                                         3,400              84,575
Genentech*                                                           22,800           1,858,200
Gilead Sciences*                                                      2,000             165,875
HCA - The Healthcare Company                                         37,800           1,663,578
Hooper Holmes                                                        11,100             122,766
Human Genome Sciences*                                                2,200             152,488
Idec Pharmaceuticals*                                                 1,600             303,300
ImClone Systems*                                                      2,600             114,400
Incyte Pharmaceuticals*                                               4,800             119,400
Johnson & Johnson                                                    60,200           6,324,763
Lifepoint Hospitals*                                                  3,000             150,375
Lilly (Eli)                                                          25,500           2,373,094
Manor Care*                                                           6,800             140,250
Matria Healthcare*                                                    6,800              65,450
Maxim Pharmaceuticals*                                                2,400              15,300
Medicis Pharmaceutical Class A*                                       5,500             325,188
Medimmune*                                                            7,300             348,119
MedQuist*                                                             2,832              45,312
Medtronic                                                            36,600           2,209,725
Merck                                                                73,800           6,909,525
NBTY*                                                                17,600              83,600
Ocular Sciences*                                                     11,000             127,875
Omnicare                                                              6,200             134,075
Pfizer                                                              223,350          10,274,100
Pharmacia                                                            38,800           2,366,800
Prime Medical Services*                                              18,100              90,500
Protein Design Labs*                                                  1,700             147,688
Schering-Plough                                                      50,300           2,854,525
Spacelabs Medical*                                                    8,800             114,400
Syncor International Corp-Del*                                        4,900             178,238
Tenet Healthcare*                                                    13,400             595,463
The Cooper Companies                                                  6,600             263,175
Triad Hospitals*                                                      3,900             126,994
United Theraputics*                                                   6,000              88,500
UnitedHealth Group                                                   14,000             859,250
Varian Associates                                                     3,900             264,956
Vertex Pharmaceuticals*                                               2,900             207,350
Wellpoint Health Networks*                                           10,000           1,152,500
-------------------------------------------------------------------------------------------------
                                                                                     62,410,757
Industrial Machinery: 0.5%
-------------------------------------------------------------------------------------------------
Advanced Energy Industries*                                           2,900              65,250
Asyst Technologies*                                                   4,200              56,438
Caterpillar                                                          20,400             965,175
Deere                                                                31,400           1,438,513
Ingersoll-Rand                                                       25,200           1,055,250
PRI Automation*                                                       2,900              54,375
Trinity Industries                                                    8,800             220,000
Zebra Technologies Class A*                                           3,900             159,108
-------------------------------------------------------------------------------------------------
                                                                                      4,014,109
Insurance: 2.6%
-------------------------------------------------------------------------------------------------
AFLAC                                                                10,500             757,969
Allstate                                                             26,000           1,132,625
American General                                                     13,900           1,132,850
American International Group                                         46,650           4,597,941
American National Insurance                                           2,300             167,900
Chubb                                                                10,000             865,000
Cigna                                                                 7,900           1,045,170
Commerce Group                                                        9,200             250,056
Fidelity National Financial                                          12,147             448,680
Hartford Financial Services                                          11,200             791,000
Jefferson-Pilot                                                      10,500             784,875
John Hancock Financial Services                                      26,100             982,013
Kansas City Life Insurance Company                                    4,700             166,263
Leucadia National                                                     5,000             177,188
Marsh & McLennan                                                      6,700             783,900
Mercury General                                                       3,900             171,113
Metropolitan Life Insurance                                          30,500           1,067,500
Nationwide Financial Services Class A                                14,600             693,500

                                                                  Number            Market
Insurance (Cont.)                                                 of Shares         Value
-------------------------------------------------------------------------------------------------
Old Republic International                                           18,200         $   582,400
PMI Group                                                            13,600             920,550
Renaissance Holdings                                                  2,600             203,613
St. Paul                                                             16,000             869,000
Torchmark                                                            22,200             853,313
Triad Guaranty*                                                       8,100             268,313
-------------------------------------------------------------------------------------------------
                                                                                     19,712,732
Leisure, Lodging & Entertainment: 0.4%
-------------------------------------------------------------------------------------------------
Callaway Golf                                                        12,200             227,225
Topps*                                                               23,700             217,744
Walt Disney                                                          98,500           2,850,344
-------------------------------------------------------------------------------------------------
                                                                                      3,295,313
Metals & Mining: 0.4%
-------------------------------------------------------------------------------------------------
Alcoa                                                                56,000           1,876,000
Barnes Group                                                         12,500             248,438
Barrick Gold                                                         32,200             527,436
Commercial Metals                                                     9,000             200,250
Terex                                                                11,200             181,300
Worthington Industries                                               21,400             172,538
-------------------------------------------------------------------------------------------------
                                                                                      3,205,962
Miscellaneous: 0.2%
-------------------------------------------------------------------------------------------------
Heidrick & Struggles*                                                 2,900             121,981
Kelly Services                                                        8,800             207,900
Mettler-Toledo International*                                         3,300             179,438
Navigant Consulting*                                                 21,300              81,206
Plexus*                                                               4,200             127,641
Teletech Holdings*                                                    3,600              66,150
United Stationers                                                     3,900              93,600
URS*                                                                 14,700             215,906
-------------------------------------------------------------------------------------------------
                                                                                      1,093,822
Packaging & Containers: 0.0%
-------------------------------------------------------------------------------------------------
Graphic Packaging International*                                     30,100              33,863
-------------------------------------------------------------------------------------------------

Paper & Forest Products: 0.3%
-------------------------------------------------------------------------------------------------
Georgia-Pacific                                                      22,000             684,750
Potlatch                                                              5,600             187,950
Rayonier                                                              5,300             211,006
Weyerhaeuser                                                         16,700             847,525
-------------------------------------------------------------------------------------------------
                                                                                      1,931,231
Real Estate: 0.4%
-------------------------------------------------------------------------------------------------
Boykin Lodging                                                       17,700             150,450
Brandywine Realty Trust                                               8,100             167,569
Center Trust                                                         19,800              92,813
Equity Inns                                                          39,700             245,644
Equity Office Properties Trust                                       12,800             417,600
Equity Residential Properties                                         7,800             431,438
Glimcher Realty Trust                                                16,300             203,750
Health Care REIT                                                      7,500             121,875
Healthcare Realty Trust                                              16,600             352,750
Hospitality Properties Trust                                         12,600             285,075
National Health Investors*                                           25,000             184,375
Security Capital Group Class B*                                       9,300             186,581
US Restaurant Properties                                             17,000             166,813
-------------------------------------------------------------------------------------------------
                                                                                      3,006,733
Retail: 2.6%
-------------------------------------------------------------------------------------------------
Abercrombie & Fitch Class A*                                          7,000             140,000
Amazon.com*                                                          33,100             515,119
AnnTaylor Stores*                                                     6,000             149,625
Best Buy*                                                            24,500             724,281
Charming Shoppes*                                                    40,400             242,400
Children's Place*                                                     5,400             109,350
Cost Plus*                                                            5,850             171,844
CVS Corporation                                                      14,100             845,119
Dillard                                                              15,500             183,094
Federated Department Stores*                                         29,100           1,018,500
Fossil*                                                              12,050             174,537
Gap                                                                  34,300             874,650
Great Atlantic & Pacific Tea*                                        11,000              77,000
Home Depot                                                           60,200           2,750,388
Insight Enterprises*                                                  9,075             162,783
Lowe's                                                               20,000             890,000

                                 Managed Fund 6

                                                                  Number            Market
Retail (Cont.)                                                    of Shares         Value
-------------------------------------------------------------------------------------------------
Macerich                                                             12,600         $   241,763
May Department Stores                                                25,500             835,125
Neiman-Marcus Group*                                                  4,500             160,031
Pier 1 Imports                                                       10,200             105,188
Russ Berrie                                                          12,800             270,400
Safeway*                                                             34,000           2,125,000
Sears, Roebuck                                                       28,200             979,950
Target                                                               19,300             622,425
Wal-Mart Stores                                                     105,400           5,599,375
Zale*                                                                 4,100             119,156
-------------------------------------------------------------------------------------------------
                                                                                     20,087,103
Telecommunications: 4.6%
-------------------------------------------------------------------------------------------------
ADC Telecommunications*                                              48,100             871,813
Advanced Fibre Communications*                                        3,200              57,800
Alltel                                                               13,500             842,906
Andrew*                                                               5,100             110,925
AT&T                                                                148,200           2,565,713
AT&T Wireless Group*                                                 18,600             322,013
BellSouth                                                            83,200           3,406,000
Brightpoint*                                                          9,900              34,650
Ciena*                                                                9,300             756,788
Commscope*                                                            4,800              79,500
Crown Castle*                                                        31,900             863,294
CT Communications                                                     6,700              94,219
Dycom*                                                                4,825             173,398
Exodus Communications*                                               20,900             418,000
Global Crossing Limited*                                              3,391              48,534
Intermedia Communications*                                            6,300              45,281
Leap Wireless*                                                        3,000              75,000
Level 3 Communications*                                              32,100           1,053,281
Lucent Technologies                                                 105,800           1,428,300
MRV Communications*                                                   3,400              45,475
Nextel Communications Class A*                                       28,900             715,275
Nokia                                                                14,100             613,350
Nortel Networks                                                      27,500             881,719
Plantronics*                                                          5,700             267,900
Powerwave Technologies*                                               3,200             187,200
Proxim*                                                               3,400             146,200
Qualcomm*                                                            20,200           1,660,188
SBA Communications*                                                   5,300             217,631
SBC Communications                                                   99,600           4,755,900
Scientific-Atlanta                                                   18,100             589,381
SDL*                                                                  4,800             711,300
Sprint                                                               58,400           1,186,250
Sprint PCS*                                                          44,700             913,556
Symbol Technologies                                                  28,200           1,015,200
Tellabs*                                                             11,500             649,750
Tut Systems*                                                         15,200             125,400
Verizon Communications                                               80,726           4,046,391
Winstar Communications*                                              32,300             377,515
Wireless Facilities*                                                  3,200             116,000
Worldcom*                                                           159,200           2,228,800
-------------------------------------------------------------------------------------------------
                                                                                     34,697,796
Textiles, Apparel & Furniture: 0.2%
-------------------------------------------------------------------------------------------------
Ethan Allen Interiors                                                 7,200             241,200
Furniture Brands International*                                      12,400             261,175
HON Industries*                                                       6,200             158,100
Mohawk Industries*                                                    6,100             166,988
Phillips-Van Heusen                                                  17,600             228,800
Salton*                                                               4,300              88,956
-------------------------------------------------------------------------------------------------
                                                                                      1,145,219
Transportation & Shipping: 0.5%
-------------------------------------------------------------------------------------------------
America West Holdings Class B*                                       15,300             196,031
C.H.Robinson Worldwide                                                8,000             251,500
Delta Air Lines                                                      25,200           1,264,725
Fedex*                                                               14,200             567,432
Landstar Systems*                                                     4,000             221,750
Union Pacific                                                        28,000           1,421,000
USFreightways                                                         5,100             153,398
-------------------------------------------------------------------------------------------------
                                                                                      4,075,836

                                                                  Number           Market
Utilities: 1.8%                                                   of Shares        Value
-------------------------------------------------------------------------------------------------
Allete                                                               10,700        $    265,494
Calpine*                                                             39,400           1,775,463
Cascade Natural Gas                                                   8,100             152,381
Energy East                                                          61,900           1,218,656
Exelon                                                               13,000             912,730
Idacorp                                                               4,500             220,781
Kansas City Power & Light                                             8,900             244,194
Northwestern                                                         11,100             256,688
Otter Tail Power                                                     11,700             324,674
PG&E                                                                 73,400           1,468,000
Public Service Company of New Mexico                                  6,900             185,005
Public Service Enterprise Group                                      19,000             923,874
Reliant Energy                                                       23,100           1,000,518
RGS Energy Group                                                     25,600             830,400
Sierra Pacific Resources                                              8,200             131,712
Southern Energy                                                      46,600           1,549,450
TXU                                                                  48,800           2,162,450
UGI                                                                   9,100             230,344
-------------------------------------------------------------------------------------------------
                                                                                     13,852,814

Total Common Stock: 56.0%
(Cost $381,191,234)                                                                 425,689,485
-------------------------------------------------------------------------------------------------

Preferred Stock:
-------------------------------------------------------------------------------------------------
Centaur Funding 9.08%                                                17,500           1,819,454
-------------------------------------------------------------------------------------------------

Total Preferred Stock: 0.2%
(Cost $1,764,021)                                                                     1,819,454
-------------------------------------------------------------------------------------------------
                                                                  Par
Money Market Instruments:                                         Amount
-------------------------------------------------------------------------------------------------
Goldman Sachs Group
 6.75% 2/15/01                                                   $5,000,000           4,959,250
 6.75% 2/15/01                                                    2,500,000           2,479,625
Halliburton
 6.62% 3/15/01                                                    5,500,000           5,427,730
Merrill Lynch
 6.98% 8/7/01                                                     4,000,000           4,016,360
UBS Finance
 6.55% 1/2/01                                                     4,200,000           4,199,242
U.S. Treasury Bill
 5.56% 11/29/01                                                   9,500,000           9,056,274
-------------------------------------------------------------------------------------------------

Total Money Market Instruments: 4.0%
(Cost $30,078,689)                                                                   30,138,481
-------------------------------------------------------------------------------------------------

Total Investments: 99.3%
(Cost $705,774,503)                                                                 754,606,656
-------------------------------------------------------------------------------------------------
Other Assets Over Liabilities: 0.7%                                                   5,267,976
-------------------------------------------------------------------------------------------------

Net Assets: 100.0%
(Equivalent to $16.918 per share based on
 44,915,431 shares issued and outstanding)                                         $759,874,632
-------------------------------------------------------------------------------------------------
Components of Net Assets at December 31, 2000:
Common Stock, $.01 par value
 100,000,000 authorized shares                                                    $     449,154
Paid in capital in excess of par value
 of shares issued                                                                   602,254,047
Undistributed net investment income                                                   2,874,618
Accumulated net realized gain on
 investments and futures contracts                                                  105,464,660
Net unrealized appreciation of
 investments                                                                         48,832,153
-------------------------------------------------------------------------------------------------
Total Net Assets                                                                   $759,874,632
-------------------------------------------------------------------------------------------------

*    Non-income producing security.

(1) Zero Coupon Security as of December 31, 2000. The coupon shown is the step-up rate.

See accompanying notes to financial statements.

                                 Managed Fund 7

Lincoln National Managed Fund, Inc.

Statement of Operations

Year ended December 31, 2000

Investment income:
 Interest                                                                $  25,707,573
----------------------------------------------------------------------------------------
 Dividends                                                                   6,454,346
----------------------------------------------------------------------------------------
  Total investment income                                                   32,161,919
----------------------------------------------------------------------------------------

Expenses:
 Management fees                                                             3,040,221
----------------------------------------------------------------------------------------
 Accounting fees                                                               335,982
----------------------------------------------------------------------------------------
 Printing and postage                                                          100,529
----------------------------------------------------------------------------------------
 Custody fees                                                                   51,598
----------------------------------------------------------------------------------------
 Professional fees                                                              33,531
----------------------------------------------------------------------------------------
 Directors fees                                                                  5,250
----------------------------------------------------------------------------------------
 Other                                                                          48,396
----------------------------------------------------------------------------------------
                                                                             3,615,507
----------------------------------------------------------------------------------------
 Expenses paid indirectly                                                      (14,492)
----------------------------------------------------------------------------------------
  Total expenses                                                             3,601,015
----------------------------------------------------------------------------------------
Net investment income                                                       28,560,904
----------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
on investments and futures contracts:
  Net realized gain (loss) on:
    Investment transactions                                                111,053,508
----------------------------------------------------------------------------------------
    Futures contracts                                                       (2,006,486)
----------------------------------------------------------------------------------------
    Net realized gain on investment transactions and futures contracts     109,047,022
----------------------------------------------------------------------------------------
  Net change in unrealized appreciation/depreciation of
  investments and futures contracts                                       (149,047,569)
----------------------------------------------------------------------------------------
Net realized and unrealized loss on
investments and futures contracts                                          (40,000,547)
----------------------------------------------------------------------------------------
Net decrease in net assets
resulting from operations                                                $ (11,439,643)
----------------------------------------------------------------------------------------

Statements of Changes in Net Assets

                                                          Year ended       Year ended
                                                          12/31/00         12/31/99
                                                          --------------------------------
Changes from operations:
 Net investment income                                    $  28,560,904    $  30,476,453
 Net realized gain on investments and futures contracts     109,047,022       45,090,602
------------------------------------------------------------------------------------------
 Net change in unrealized appreciation/depreciation
 on investments and future contracts                       (149,047,569)      (6,367,364)
------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                   (11,439,643)      69,199,691
------------------------------------------------------------------------------------------

Distributions to shareholders from:
 Net investment income                                      (28,975,474)     (27,187,265)
------------------------------------------------------------------------------------------
 Net realized gain on investment transactions               (47,931,589)     (44,522,215)
------------------------------------------------------------------------------------------
  Total distributions to shareholders                       (76,907,063)     (71,709,480)
------------------------------------------------------------------------------------------
Net decrease in net assets
resulting from capital share transactions                   (79,351,104)     (35,403,805)
------------------------------------------------------------------------------------------
 Total decrease in net assets                              (167,697,810)     (37,913,594)
------------------------------------------------------------------------------------------

Net Assets, at beginning of year                            927,572,442      965,486,036
------------------------------------------------------------------------------------------
Net Assets, at end of year                                $ 759,874,632    $ 927,572,442
------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                                 Managed Fund 8

Lincoln National Managed Fund, Inc.

Financial Highlights
(Selected data for each capital share outstanding throughout the year)

                                              Year ended December 31,
                                              2000(1)      1999        1998        1997        1996
                                              -------------------------------------------------------------
Net asset value, beginning of year            $    18.910  $   18.971  $   19.304  $   16.266  $    15.895

Income (loss) from investment operations:
   Net investment income                            0.628       0.622       0.599       0.661        0.628
   Net realized and unrealized gain (loss)
      on investments                               (0.865)      0.767       1.632       2.811        1.291
                                              -------------------------------------------------------------
   Total from investment operations                (0.237)      1.389       2.231       3.472        1.919
                                              -------------------------------------------------------------

Less dividends and distributions:
   Dividends from net investment income            (0.660)     (0.552)     (1.162)         --       (0.628)
   Distributions from net realized gain on
      investment transactions                      (1.095)     (0.898)     (1.402)     (0.434)      (0.920)
                                              -------------------------------------------------------------
Total dividends and distributions                  (1.755)     (1.450)     (2.564)     (0.434)      (1.548)
                                              -------------------------------------------------------------
Net asset value, end of year                  $    16.918  $   18.910  $   18.971  $   19.304  $    16.266
                                              -------------------------------------------------------------

Total Return(2)                                    (1.39%)      7.75%      12.72%      21.82%       12.05%

Ratios and supplemental data:
   Ratio of expenses to average net assets          0.44%       0.42%       0.42%       0.42%        0.43%
   Ratio of net investment income
      to average net assets                         3.46%       3.25%       3.31%       3.77%        4.05%
   Portfolio Turnover                                110%         45%         57%         53%         109%

   Net assets, end of year (000 omitted)        $759,875    $927,572    $965,486    $850,646     $675,740

(1) The average shares outstanding method has been applied for per share information.
(2) Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission. These percentages are based on the underlying mutual fund shares. The total return percentages in the table are NOT calculated on the same basis as the performance percentages in the letter at the front of this booklet (those percentages are based upon the change in unit value).

See accompanying notes to financial statements.

                                 Managed Fund 9

Lincoln National Managed Fund, Inc.

Notes to Financial Statements

December 31, 2000

The Fund: Lincoln National Managed Fund, Inc. (the "Fund") is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and Lincoln National Life Insurance Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term total return (capital gains plus income) consistent with prudent investment strategy. The Fund invests in a mix of stocks, bonds, and money market securities, as determined by an investment committee.

1. Significant Accounting Policies

Investment Valuation: All equity securities are valued at the last quoted sales price as of the close of the New York Stock Exchange (NYSE) on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Long-term debt investments are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair market value as determined in good faith under the direction of the Funds' Board of Directors.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis and includes amortization of any premium and discount. Realized gains or losses from investment transactions are reported on an identified cost basis.

Expenses: The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the year ended December 31, 2000, the custodial fees offset arrangements and amounted to $14,492.

Taxes: The Fund has complied with the special provisions of the Internal Revenue Code for regulated investment companies. As such, the Fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Management Company ("the Advisor") and its affiliates manage the Fund's investment portfolio and maintain its accounts and records. For these services, the Advisor receives a management fee which is calculated daily at a rate of 0.48% of the first $200 million of the net assets of the Fund, 0.40% of the next $200 million and 0.30% of the net assets of the Fund in excess of $400 million. The stocks, bonds and money market investments are sub-advised by affiliates of the Advisor. The sub-advisors are paid directly by the Advisor.

Delaware Service Company, Inc. ("Delaware"), an affiliate of the Advisor, provides accounting services and other administration support to the Fund. For these services, the Fund pays Delaware a monthly fee based on average net assets, subject to certain minimums.

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, the Advisor will reimburse the Fund in the amount of such excess. No reimbursement was due for the year ended December 31, 2000.

Certain officers and directors of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated directors of the Fund is borne by the Fund.

                                 Managed Fund 10

3. Investments

The cost of investments for federal income tax purposes approximates cost for book purposes. The aggregate cost of investments purchased and the aggregate proceeds from investments sold for the year ended December 31, 2000 and the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and the net unrealized appreciation at December 31, 2000 are as follows:

     Aggregate        Aggregate          Gross             Gross            Net
     Cost of          Proceeds           Unrealized        Unrealized       Unrealized
     Purchases        From Sales         Appreciation      Depreciation     Appreciation
     -----------------------------------------------------------------------------------
     $878,070,884     $1,023,314,616     $110,043,549      ($61,211,396)    $48,832,153

4. Supplemental Financial Instrument Information

Financial Futures Contracts: The Fund may purchase or sell financial futures contracts, which are exchange traded. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker.) Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into futures contracts from potential imperfect correlation between the futures contracts and the underlying securities and from the possibility of an illiquid secondary market for these instruments. There were no financial futures contracts open at December 31, 2000.

5. Summary of Changes from Capital Share Transactions

                                              Shares Issued Upon                                   Net Decrease
                       Capital                Reinvestment of          Capital Shares              Resulting From Capital
                       Shares Sold            Dividends                Redeemed                    Share Transactions
                       ------------------------------------------------------------------------------------------------------
                       Shares    Amount       Shares     Amount        Shares       Amount         Shares       Amount
                       ------------------------------------------------------------------------------------------------------
Year ended
  December 31, 2000:   196,783   $ 3,568,121  4,372,806  $76,907,063   (8,707,336)  $(159,826,288)  (4,137,747) $(79,351,104)
Year ended
  December 31, 1999:   573,212    10,677,943  3,925,375   71,709,480   (6,337,945)   (117,791,228)  (1,839,358)  (35,403,805)

6. Distributions to Shareholders

The Fund declares and distributes dividends on net investment income, if any, semi-annually. Distributions of net realized gains, if any, are declared and distributed annually.

                                 Managed Fund 11

Lincoln National Managed Fund, Inc.
Report of Ernst & Young LLP, Independent Auditors

To the Shareholders and Board of Directors
Lincoln National Managed Fund, Inc.

We have audited the accompanying statement of net assets of Lincoln National Managed Fund, Inc. (the "Fund") as of December 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lincoln National Managed Fund, Inc. at December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ ERNST & YOUNG LLP

Philadelphia, Pennsylvania
February 5, 2001


                                 Managed Fund 12